PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of September 30, 2025	As of March 31, 2026
	RMB	RMB	USD
Prepayment for inventories and others	1,600,862	3,703,878	536,950
Prepaid taxes	365,950	508,292	73,685
Total	1,966,812	4,212,170	610,635